Average Annual Total Returns			12 Months Ended		18 Months Ended	60 Months Ended		120 Months Ended		138 Months Ended		144 Months Ended	152 Months Ended	168 Months Ended		177 Months Ended
		May 01, 2026	Dec. 31, 2025		Dec. 31, 2025	Dec. 31, 2025		Dec. 31, 2025		Dec. 31, 2025	[3]	Dec. 31, 2025 [4]	Dec. 31, 2025	Dec. 31, 2025	[6]	Dec. 31, 2025	[7]
Bloomberg U.S. Aggregate Bond Index (reflects no deduction for fees, expenses or taxes)
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]		Bloomberg U.S. Aggregate Bond Index
Average Annual Return, Percent			7.30%	[1],[2]		(0.36%)	[1],[2]	2.01%	[1],[2]	1.96%	[1]	2.21%		2.04%	[5]	2.42%	[2]
ICE BofA 3-Month Treasury Bill Index (reflects no deduction for fees, expenses or taxes)
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]		ICE BofA 3-Month Treasury Bill Index (reflects no deduction for fees, expenses or taxes)
Average Annual Return, Percent			4.21%			3.19%		2.19%		1.91%				1.58%		1.50%
Barclays CTA Index (reflects no deduction for fees, expenses or taxes)
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]		Barclay CTA Index (reflects no deduction for fees, expenses or taxes)
Average Annual Return, Percent			3.17%			3.66%		2.51%		2.70%						1.63%
HFRI Macro Commodity Index (reflects no deduction for fees, expenses or taxes)
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]		HFRI Macro Commodity Index (reflects no deduction for fees, expenses or taxes)
Average Annual Return, Percent			4.05%			11.23%		10.47%						6.43%
S&P 500 Total Return Index (reflects no deduction for fees, expenses or taxes)
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]		S&P 500 Total Return Index(reflects no deduction for fees, expenses or taxes)
Average Annual Return, Percent			17.88%			14.42%		14.82%					14.04%
Morningstar Long/Short Equity Fund Index (reflects no deduction for fees, expenses or taxes)
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]		Morningstar Long/Short Equity Fund Index(reflects no deduction for fees, expenses or taxes)
Average Annual Return, Percent			10.08%			9.65%		7.81%					5.15%
??? Index (reflects no deduction for fees, expenses or taxes)
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]		Bloomberg U.S. Aggregate Bond Index (reflects no deduction for fees, expenses or taxes)
Average Annual Return, Percent			7.30%		5.72%
A?? Index (reflects no deduction for fees, expenses or taxes)
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]		ICE BofA US 3-Month Treasury Bill Total Return Index (reflects no deduction for fees, expenses or taxes)
Average Annual Return, Percent			4.18%		4.48%
LoCorr Macro Strategies Fund, Class C
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]		Return Before Taxes
Average Annual Return, Percent			1.74%			2.41%		2.91%								1.63%
Performance Inception Date		Mar. 24, 2011
LoCorr Macro Strategies Fund, Class I
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]		Return Before Taxes
Average Annual Return, Percent			2.77%			3.42%		3.93%								2.64%
Performance Inception Date		Mar. 24, 2011
LoCorr Macro Strategies Fund, Class I | After Taxes on Distributions
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]		Return After Taxes on Distributions
Average Annual Return, Percent			1.48%			1.36%		2.09%								0.98%
LoCorr Macro Strategies Fund, Class I | After Taxes on Distributions and Sales
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]		Return After Taxes on Distributions and Sale of Fund Shares
Average Annual Return, Percent			1.63%			1.85%		2.32%								1.32%
LoCorr Macro Strategies Fund, Class A
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]		Return Before Taxes
Average Annual Return, Percent			(3.38%)			1.96%		3.06%								1.98%
Performance Inception Date		Mar. 22, 2011
LoCorr Long/Short Commodities Strategy Fund, Class C
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]		Return Before Taxes
Average Annual Return, Percent			0.11%			0.80%		2.00%						2.17%
Performance Inception Date	[6]	Dec. 31, 2011
LoCorr Long/Short Commodities Strategy Fund, Class I
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]		Return Before Taxes
Average Annual Return, Percent			1.14%			1.82%		3.04%						3.22%
Performance Inception Date	[6]	Dec. 31, 2011
LoCorr Long/Short Commodities Strategy Fund, Class I | After Taxes on Distributions
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]		Return After Taxes on Distributions
Average Annual Return, Percent			0.21%			(0.11%)		1.29%						1.46%
LoCorr Long/Short Commodities Strategy Fund, Class I | After Taxes on Distributions and Sales
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]		Return After Taxes on Distributions and Sale of Fund Shares
Average Annual Return, Percent			0.68%			0.64%		1.62%						1.71%
LoCorr Long/Short Commodities Strategy Fund, Class A
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]		Return Before Taxes
Average Annual Return, Percent			(4.95%)			0.40%		2.17%						2.54%
Performance Inception Date	[6]	Dec. 31, 2011
LoCorr Market Trend Fund, Class C
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]		Class C SharesReturn Before Taxes
Average Annual Return, Percent			2.85%			4.12%		1.63%		3.34%
Performance Inception Date		Jun. 30, 2014
LoCorr Market Trend Fund, Class I
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]		Return Before Taxes
Average Annual Return, Percent			3.99%			5.17%		2.66%		4.38%
Performance Inception Date		Jun. 30, 2014
LoCorr Market Trend Fund, Class I | After Taxes on Distributions
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]		Return After Taxes on Distributions
Average Annual Return, Percent			2.88%			2.83%		1.36%		3.07%
LoCorr Market Trend Fund, Class I | After Taxes on Distributions and Sales
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]		Return After Taxes on Distributions and Sale of Fund Shares
Average Annual Return, Percent			2.35%			3.11%		1.55%		2.93%
LoCorr Market Trend Fund, Class A
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]		Class A SharesReturn Before Taxes
Average Annual Return, Percent			(2.25%)			3.69%		1.81%		3.59%
Performance Inception Date		Jun. 30, 2014
LoCorr Dynamic Opportunity Fund, Class I
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]		Return Before Taxes
Average Annual Return, Percent			2.93%			4.41%		5.14%					3.83%
Performance Inception Date		May 10, 2013
LoCorr Dynamic Opportunity Fund, Class I | After Taxes on Distributions
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]		Return After Taxes on Distributions
Average Annual Return, Percent			(4.00%)			2.33%		3.87%					2.83%
LoCorr Dynamic Opportunity Fund, Class I | After Taxes on Distributions and Sales
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]		Return After Taxes on Distributions and Sale of Fund Shares
Average Annual Return, Percent			1.89%			2.66%		3.65%					2.70%
LoCorr Dynamic Opportunity Fund, Class C
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]		Return Before Taxes
Average Annual Return, Percent			1.96%			3.37%		4.08%					2.79%
Performance Inception Date		May 10, 2013
LoCorr Dynamic Opportunity Fund, Class A
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]		Return Before Taxes
Average Annual Return, Percent			(3.24%)			2.92%		4.25%					3.08%
Performance Inception Date		May 10, 2013
LoCorr Spectrum Income Fund, Class C
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]		Class C Shares Return Before Taxes
Average Annual Return, Percent			8.77%			4.72%		3.51%				1.66%
Performance Inception Date	[8]	Dec. 31, 2013
LoCorr Spectrum Income Fund, Class A
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]		Class A Shares Return Before Taxes
Average Annual Return, Percent			3.14%			4.21%		3.68%				1.92%
Performance Inception Date	[8]	Dec. 31, 2013
LoCorr Spectrum Income Fund, Class I
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]		Return Before Taxes
Average Annual Return, Percent			9.84%			5.76%		4.57%				2.70%
Performance Inception Date	[8]	Dec. 31, 2013
LoCorr Spectrum Income Fund, Class I | After Taxes on Distributions
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]		Return After Taxes on Distributions
Average Annual Return, Percent			7.87%			4.17%		3.24%				1.30%
LoCorr Spectrum Income Fund, Class I | After Taxes on Distributions and Sales
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]		Return After Taxes on Distributions and Sale of Fund Shares
Average Annual Return, Percent			6.42%			4.00%		3.14%				1.57%
LoCorr Hedged Core Fund, Class A
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]		Return Before Taxes
Average Annual Return, Percent			(3.31%)		(5.84%)
Performance Inception Date	[8]	Jul. 10, 2024
LoCorr Hedged Core Fund, Class I
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]		Return Before Taxes
Average Annual Return, Percent			2.79%		(1.73%)
Performance Inception Date	[8]	Jul. 10, 2024
LoCorr Hedged Core Fund, Class I | After Taxes on Distributions
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]		Return After Taxes on Distributions
Average Annual Return, Percent			1.91%		(2.47%)
LoCorr Hedged Core Fund, Class I | After Taxes on Distributions and Sales
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]		Return After Taxes on Distributions and Sale of Fund Shares
Average Annual Return, Percent			1.65%		(1.63%)

[1]	The Bloomberg U.S. Aggregate Bond Index is now the Fund's primary broad based index. The new primary index is a broad measure of market performance and has been added to comply with updated regulatory requirements.
[2]	The Bloomberg U.S. Aggregate Bond Index is now the Fund's primary broad based index. The new primary index is a broad measure of market performance and has been added to comply with updated regulatory requirements.
[3]	The Fund's inception date is June 30, 2014, the date to which performance is measured. The Fund commenced operations on July 1, 2014.
(2)    The Bloomberg U.S. Aggregate Bond Index is now the Fund's primary broad based index. The new primary index is a broad measure of market performance and has been added to comply with updated regulatory requirements.

[4]	The Fund's inception date is December 31, 2013, the date to which performance is measured. The Fund commenced operations on January 1, 2014.
[5]	The Bloomberg U.S. Aggregate Bond Index is now the Fund's primary broad based index. The new primary index is a broad measure of market performance and has been added to comply with updated regulatory requirements.
[6]	The Fund's inception date is December 31, 2011, the date to which performance is measured. The Fund commenced operations on January 1, 2012.
[7]	The Fund offers three classes of shares. The Class I shares and Class C shares commenced operations on March 24, 2011 and Class A shares commenced operations on March 22, 2011. “Since Inception” performance for Class A shares is shown as of March 22, 2011.
[8]	The Fund's inception date is December 31, 2013, the date to which performance is measured. The Fund commenced operations on January 1, 2014.